Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
15.
REVENUES

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers	2,890,229	2,812,370	3,646,257
—Sales to distributor customers	514,781	572,541	641,332
—Others	9,764	8,503	10,535
Total revenues	3,414,774	3,393,414	4,298,124

Please refer to Note 25 for the disclosure of the Group's revenues by product categories for the years ended December 31, 2023, 2024 and 2025.